TRADE ACCOUNTS AND BILLS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Trade Accounts and Bills Receivable, Net

Trade accounts and bills receivable, net consisted of the following:

	December 31, 2014	June 30, 2015
Trade accounts receivable	198,475	183,037
Less: Allowance for doubtful accounts	(118,901)	(116,490)

	79,574	66,547
Bills receivable	7,278	8,210

	86,852	74,757

Movement of Allowance For Doubtful Accounts

The following table presents the movement of the allowance for doubtful accounts:

	Six-month periods ended June 30,
	2014	2015
Beginning Balance	139,516	118,901
Additions	1,856	0
Reversal of allowance for doubtful accounts	(3,763)	(31)
Amount written-off against allowance	0	(481)
Foreign currency exchange rate effect	(641)	(1,899)

Ending balance	136,968	116,490